PRO FORMA ADJUSTMENTS (Tables)	9 Months Ended
Sep. 30, 2015
Pro Forma Adjustments Tables
Schedule of Adjustments made to the Historical Financial Statements [Table Text Block]
		Dr.	Cr.
(a)	To eliminate the asset and liabilities of M & A Holding Corp. which were not assumed by Shanghai Muliang Industrial Corp.
	Accrued expense	$11,932
	Due to related party	$15,941
	Cash and cash equivalents		$20,982
	Additional paid-in capital		$6,891

(b)	Stock issuance in reverse merger
	Cash and cash equivalents	$64,738
	Common stock		$12,947
	Additional paid-in capital		$51,791

(c)	To eliminated accumulated deficit of M & A Holding Corp. and paid in capital of Shanghai Muliang Industrial Corp.
	Paid in capital	$2,416,731
	Accumulated deficit		$28,041
	Additional paid-in capital		$2,388,690

(d)	To give effect to 129,475,000 common shares issued with Exchange Agreement